Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 298.0	$ 444.0
Accounts receivable, net of allowance for doubtful accounts of $5.8 at December 31, 2014 and $7.4 at December 31, 2013	563.1	557.9
Inventories	406.5	506.7
Assets from coal trading activities, net	57.6	36.1
Deferred income taxes	80.0	66.4
Other current assets	305.8	381.6
Total current assets	1,711.0	1,992.7
Property, plant, equipment and mine development, net	10,577.3	11,082.5
Deferred income taxes	0.7	7.8
Investments and other assets	902.1	1,050.4
Total assets	13,191.1	14,133.4
Current liabilities
Current maturities of long-term debt	21.2	31.7
Liabilities from coal trading activities, net	32.7	6.1
Accounts payable and accrued expenses	1,809.2	1,764.0
Total current liabilities	1,863.1	1,801.8
Long-term debt, less current maturities	5,965.6	5,970.7
Deferred income taxes	89.1	40.9
Asset retirement obligations	722.3	691.8
Accrued postretirement benefit costs	781.9	684.0
Other noncurrent liabilities	1,042.6	996.3
Total liabilities	10,464.6	10,185.5
Stockholders' equity
Additional paid-in capital	2,386.0	2,342.6
Treasury shares, at cost - 14.0 shares as of December 31, 2014 and 13.8 shares as of December 31, 2013	(467.1)	(464.7)
Retained earnings	1,570.5	2,449.8
Accumulated other comprehensive loss	(764.8)	(419.2)
Peabody Energy Corporation's stockholders' equity	2,724.8	3,908.7
Noncontrolling interests	1.7	39.2
Total stockholders' equity	2,726.5	3,947.9
Total liabilities and stockholders' equity	13,191.1	14,133.4
Preferred Stock [Member]
Stockholders' equity
Preferred Stock	0.0	0.0
Perpetual Preferred Stock [Member]
Stockholders' equity
Preferred Stock	0.0	0.0
Series Common Stock [Member]
Stockholders' equity
Common Stock	0.0	0.0
Common Stock [Member]
Stockholders' equity
Common Stock	$ 0.2	$ 0.2